Subsidiaries (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Sep. 30, 2022 ILS (₪)	Dec. 31, 2021 AUD ($)	Dec. 31, 2022 ILS (₪)	Sep. 30, 2022 AUD ($)
Nyxoah Ltd
Disclosure of subsidiaries
Percentage of share capital held		100.00%	100.00%
Share capital of subsidiary | ₪		₪ 1.00		₪ 1.00
Nyxoah Pty Ltd
Disclosure of subsidiaries
Percentage of share capital held		100.00%	100.00%
Share capital of subsidiary			$ 100		$ 100
Nyxoah Inc
Disclosure of subsidiaries
Percentage of share capital held	100.00%
Share capital of subsidiary	$ 1.00